Supplementary Information (Standardized Measure of Discounted Future Net Cash Flow Relating to Estimated Proved Oil and Natural Gas Reserves) (Detail) (USD $)	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009 Mid-Con Energy Partners, LP [Member]	Dec. 31, 2011 Mid-Con Energy Partners, LP [Member]	Dec. 31, 2010 Mid-Con Energy Partners, LP [Member]	Jun. 30, 2009 Mid-Con Energy Corporation [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows		$ 343,595,000	$ 930,788,000	$ 529,309,000	$ 320,413,000
Future production costs		(109,344,000)	(297,490,000)	(152,913,000)	(101,045,000)
Future development costs		(26,447,000)	(34,504,000)	(26,802,000)	(13,673,000)
Future income tax expense					(66,268,000)
Future net cash flow		207,804,000	598,794,000	349,594,000	139,427,000
10% discount for estimated timing of cash flow	(0.10)	(102,004,000)	(270,563,000)	(165,932,000)	(61,547,000)
Standardized measure of discounted cash flow		$ 105,800,000	$ 328,231,000	$ 183,662,000	$ 77,880,000